DISCONTINUED OPERATIONS - Additional Information (Details) - USD ($) $ in Thousands	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Assets held for sale	$ 0	$ 2,437	$ 1,867
Held for sale | IONM business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Total consideration	4,500
Cash consideration receivable	2,300
Threshold earnout payment receivable	$ 2,200
Earnout payment period	12 months